COMMON SHARES COMMON SHARES, ADDITIONAL STOCK OPTION INFORMATION (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Total intrinsic value of options exercised	68	25	18
Fair value of options that have vested	113	65	49
Total options vested	2.0	1.3	1.0